Document And Entity Information	Nov. 04, 2021
Document Information Line Items
Entity Registrant Name	LITHIUM & BORON TECHNOLOGY, INC
Trading Symbol	LBTI
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001384135
Document Period End Date	Nov. 04, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34246
Entity Tax Identification Number	98-0514768
Entity Address, Address Line One	60 East Ren-Min Road
Entity Address, City or Town	Hai Xi County
Entity Address, Country	CN
Entity Address, Postal Zip Code	817000
City Area Code	097
Local Phone Number	-782-8122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Security Exchange Name	NONE